5. TAXES (Details) (USD $)	3 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Components of income tax expense
Current tax benefit	$ (6,930)	$ (19,798)	$ (43,202)	$ (72,117)	$ (117,474)	$ (124,404)
Deferred tax expense (benefit)	0	0				0
Change in valuation allowance	6,930	19,798	43,202	72,117	117,474	124,404
Use of operating loss carryforward	0	0				0
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0